Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Preparation

Our Consolidated Financial Statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Consolidated Financial Statements are stated in millions of United States (“U.S.”) dollars, except per share data or unless otherwise indicated, and are computed based on the amounts in thousands. Certain amounts in columns and rows within tables may not foot due to rounding. Percentages and earnings per share amounts presented are calculated from the underlying unrounded amounts.
We have reflected the financial results of IGT Gaming as discontinued operations in our consolidated statements of operations and reflected the assets and liabilities of IGT Gaming as held for sale in our consolidated balance sheets, for all periods presented. Retrospective reclassifications have been made to prior period financial statements and disclosures to present IGT Gaming as discontinued operations (see Note 3. Discontinued Operations and Assets Held for Sale). Unless otherwise noted, amounts and disclosures included herein relate to our continuing operations.
Change in Segment Reporting
Change in Segment Reporting
Prior to the three months ended March 31, 2024, we operated as three operating segments: Global Lottery, Global Gaming, and PlayDigital. During the first quarter of 2024, our chief operating decision maker, who is also our Chief Executive Officer, determined to change the information that he regularly reviews for purposes of allocating resources and assessing financial performance, prompting a change in our operating segments and reporting units. As a result, beginning in the first quarter of 2024, we combined the activities that were previously included within our Global Gaming and PlayDigital segments into one operating segment, named Gaming & Digital. The change in reporting structure did not change the composition of our reporting units, as we simply combined two reporting units into one, therefore we were not required to reallocate goodwill to the reporting units. No changes were made to our Global Lottery segment.
In the third quarter of 2024, as a result of entering into the Transaction Agreements as discussed in Note 3. Discontinued Operations and Assets Held for Sale, the former Gaming & Digital segment, which is fully included in IGT Gaming, has been classified as discontinued operations. Our chief operating decision maker (“CODM”) manages the continuing operations as a single segment for the purposes of assessing performance and making operating decisions. All significant operating decisions are based upon an analysis of the continuing business as one operating segment, which is the same as its reporting segment. All required segment information can be found in these consolidated financial statements.
Assets and Liabilities Held for Sale
Assets and Liabilities Held for Sale
We classify a group of assets and liabilities (disposal group) to be sold in a single or concurrent transactions as held for sale in the period in which all of the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the disposal group; (b) the disposal group is available for immediate sale in its present condition subject to terms customary for sales of such disposal groups; (c) an active program to locate a buyer and other actions required to complete the plan to sell the disposal group have been initiated; (d) the sale of the disposal group is probable, and transfer of the disposal group is expected to qualify for recognition as a completed sale within one year; (e) the disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
We initially measure a disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Conversely, gains are not recognized on the sale of a disposal group until the date of sale. We assess the fair value of a disposal group, less any costs to sell, in each reporting period it remains classified as held for sale and report any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the carrying value of the disposal group at the time it was initially classified as held for sale.
Upon determining that a disposal group meets the criteria to be classified as held for sale, we report the assets and liabilities of the disposal group, if material, in the line items assets held for sale and liabilities held for sale in the consolidated balance sheet in each period presented.
Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of the Parent, our majority-owned or controlled subsidiaries, and any variable interest entities in which we are the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation. Earnings or losses attributable to non-controlling interests in a subsidiary are included in net income in the Consolidated Statements of Operations.

Investments in which we have the ability to exercise significant influence, but do not control, and with respect to which we are not the primary beneficiary, are accounted for using the equity method of accounting. Equity investments in which we have no ability to exercise significant influence that do not have a readily determinable fair value and do not have a Net Asset Value per share are measured at cost, less impairment, plus or minus changes resulting from observable price changes. Equity method investments and equity investments in which we have no ability to exercise significant influence are included within other non-current assets in the Consolidated Balance Sheets.

Use of Estimates
Use of Estimates

The preparation of our Consolidated Financial Statements requires us to make estimates, judgments, and assumptions which affect the reported amounts of assets, liabilities, equity, revenues and expenses, and related disclosure of contingent liabilities. We evaluate our estimates, judgments, and methodologies on an ongoing basis. We base our estimates on historical experience and on various other assumptions that we believe are reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities, and equity, and the amount of revenues and expenses. Accordingly, actual results and outcomes could differ from those estimates.

New Accounting Standards - Recently Adopted and Not Yet Adopted
New Accounting Standards - Recently Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments create additional disclosure requirements with respect to segment financial information. In addition to disclosing the specific segment expenses already required by ASC 280, reporting entities are required to disclose significant segment expense categories and amounts that are regularly provided to the CODM. The name of the individual or group serving as the CODM must be disclosed in addition to how the CODM uses each reported segment measure of profit or loss to assess performance and allocate resources. Nearly all numerical information must be reported during interim periods. We adopted ASU 2023-07 as of December 31, 2024 and applied the amendments retrospectively. The adoption did not have a material impact on our consolidated financial statements or notes therein.
New Accounting Standards - Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures. The amendments create additional disclosure requirements with respect to income tax information. Entities must disclose certain categories in the income tax rate reconciliation of the effective and statutory tax rates along with explanations for reconciling items that are not otherwise evident. The disclosures also require disaggregation of income taxes paid by federal (national), state, or foreign as well as by individual jurisdiction. Additionally, the amendments codify certain disclosures related to income (loss) before provision for income taxes and provision for income taxes that had been required by the SEC’s Regulation S-X. The amendments remove disclosure requirements related to potential unrecognized tax benefit changes in the next twelve months. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. We expect to adopt ASU 2023-09 upon the effective date and expect to apply the amendments prospectively.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendment requires additional disclosure, in tabular format, about specific types of expenses included within the expense captions presented on the face of the income statement, including amounts for: (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) certain expenses that are already required to be disclosed under current GAAP. In addition, the amendment requires a qualitative description for the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively and disclosure of total selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. We expect to adopt ASU 2024-03 upon the effective date and expect to apply the amendment prospectively.
There are no additional new accounting standards not yet adopted for the year ended December 31, 2024 with a significant effect on the Consolidated Financial Statements.
Revenue
Revenue

We account for a contract with a customer when: we have written approval; the parties are committed to perform their respective obligations; the rights of the parties, including payment terms, are identified; the contract has commercial substance; and collection of consideration is probable.

We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

We generally expense incremental costs of obtaining a contract (e.g., sales commissions) when incurred because the amount is immaterial. These costs are recorded within selling, general and administrative expenses in our Consolidated Statements of Operations. For certain of our long-term contracts, recoverable costs are capitalized and amortized on a straight-line basis over the expected customer relationship period.

In determining the transaction price, we do not account for significant financing components if the period between when we transfer the promised service or product to the customer and when the customer pays for that service or product will be one year or less.

We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) performance obligations for which we recognize variable revenue at the amount that we have the right to invoice for services performed, (iii) contracts for which variable consideration is accounted for in accordance with sales-based or usage-based royalty guidance, and (iv) wholly unperformed contracts.

Additional information on revenue recognition is included in Note 4.- Revenue Recognition.

Significant Judgments and Estimates

Revenue recognition is impacted by our ability to determine when a contract is probable of collection and to estimate variable consideration, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses. We consider various factors when making these judgments, including a review of specific transactions, historical experience and market and economic conditions. Evaluations are conducted each quarter to assess the adequacy of the estimates.
Our contracts with customers often include promises to transfer multiple products and services to a customer. Specifically, complex arrangements with nonstandard terms and conditions may require significant contract interpretation to determine the appropriate accounting, including whether the promised products and services specified in the arrangement are distinct performance obligations. Contracts may consist of a combination of products and services delivered at or over different time periods. We apply judgment in identifying and evaluating the contractual terms and conditions that impact the identification of performance obligations and the pattern of revenue recognition.

Judgment is required to determine the standalone selling price (“SSP”) for each distinct performance obligation. The SSP is the price at which we would sell a promised product or service separately to a customer. In some instances, we are able to establish SSP based on the observable prices of services or products sold separately in comparable circumstances to a similar customer. We typically establish an SSP range for our products and services that are reassessed on a periodic basis or when facts and circumstances change. In other instances, we may not be able to establish an SSP range based on observable prices, and we estimate the SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives, and pricing practices.

Determining whether we are acting as a principal or an agent for subcontractor services or third-party vendor services requires judgment. In certain arrangements, revenue from sales of third-party vendor products or services are recorded net of costs when we are acting as an agent between the customer and the vendor, and gross when we are the principal for the transaction. To determine whether we are an agent or principal, we consider whether we obtain control of the services or products before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether we have primary responsibility for fulfillment to the customer, as well as inventory risk and pricing discretion.

Contract Costs

Certain eligible, non-recurring costs incurred in the initial phases of service contracts are capitalized and amortized ratably over the expected period of benefit, which includes anticipated contract renewals or extensions. Recurring operating costs in these contracts are recognized as incurred.

Advertising
Advertising

Advertising costs, which primarily consist of outside marketing services, trade shows and conferences, sponsorships, and other general costs associated with marketing the Company’s products and services, are expensed as incurred. Advertising expense was $16 million, $14 million, and $14 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Research and Development Costs
Research and Development Costs
Research and development costs (“R&D”), which principally include employee compensation costs, are expensed as incurred, except certain costs incurred related to capitalized software development as described below in the Capitalized Software Development Costs policy.
Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents consist primarily of highly liquid investments purchased with an original maturity of three months or less at the date of acquisition, such as bank deposits, money market funds, and interest bearing bank accounts with insignificant interest rate risk.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents consist primarily of cash balances related to our Italian Lotto and Italian Scratch & Win contracts deposited into bank accounts, the use of which is restricted based on the contract with our customer.

Allowance for Expected Credit Losses
Allowance for Expected Credit Losses

We maintain an allowance for expected credit losses on receivables resulting from the expected failure or inability of our customers to make required payments. The allowance is regularly reviewed by considering factors such as the creditworthiness of our customers, historical experience, aging of receivables, current market and economic conditions, as well as management’s expectations of future conditions. The allowance is deducted from the amortized cost basis of the receivable to present the net amount expected to be collected.
We estimate expected credit losses on receivables on a collective (pool) basis when similar risk characteristics exist. Trade and other receivables represent the initial pools which are segregated further by geography, internal risk rating, and aging. The risk of loss is assessed over the contractual life of the receivables and we adjust historical loss rates for current and future conditions based on qualitative considerations. The expected loss rate for each receivable pool is applied to the aggregate receivable balance to determine the allowance requirement. Receivables are written off against the allowance in the period they are determined to be uncollectible.

For amounts due from the majority of our Lottery customers, we have not established an allowance as we have no expectation of loss based on a long history of no credit losses and the explicit guarantee of a sovereign entity.

Inventories	Inventories Inventories are stated at the lower of cost (applying the first in, first out method) and net realizable value. Allowances are made for defective, obsolete, or excess inventory.
Upfront License Fees
Upfront License Fees
We periodically make long-term investments in contracts with customers and obtain licenses to supply products and services to our customers. As consideration, we pay license fees, which are classified as other non-current assets in the Consolidated Balance Sheets. We recognize the amortization of the license fees as a reduction of service revenue over the estimated economic life of the license term. This method reflects the pattern in which economic benefits are expected to be realized. The recoverability of each payment is subject to significant estimates about future revenues related to the contracts’ future cash flows. We evaluate these assets for impairment and update amortization rates on an agreement by agreement basis. The assets are reviewed for impairment whenever events or changes in circumstances indicate their carrying amount may not be recoverable. In periods in which payments are made to the customer, we classify the payment as a cash outflow from operating activities in the Consolidated Statements of Cash Flows.

Fair Value Measurements
Fair Value Measurements

We account for certain financial assets and liabilities at fair value. Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the use of observable inputs and the lowest priority to the use of unobservable inputs. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. These levels are as follows:
•Level 1 - inputs are based upon unadjusted quoted prices for identical instruments in active markets
•Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the instruments
•Level 3 - inputs are unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability
The carrying values of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and short-term borrowings are recorded at cost, which approximates their fair values, primarily due to their short-term nature.
Derivative Financial Instruments
Derivative Financial Instruments

We use derivative financial instruments for the management of foreign currency risks. We do not enter into derivatives for speculative purposes. Derivatives are recognized as either assets or liabilities in the Consolidated Balance Sheets at fair value. All derivatives are recorded gross, except netting of foreign exchange contracts and counterparty netting of interest receivable and payable related to interest rate swaps, as applicable. The accounting for changes in the fair value of a derivative depends on the nature of the hedge and the hedge effectiveness. Cash flows from our derivatives are reported in the Consolidated Statements of Cash Flows consistent with the classification of the cash flows from the underlying hedged items.
For derivative instruments designated as cash flow hedges, gains and losses are recorded in other comprehensive (loss) income and are subsequently reclassified when the hedged item affects earnings. At that time, the amount is reclassified from other comprehensive (loss) income to the same income statement line as the earnings effect of the hedged item.

Changes in the fair value of derivative instruments not designated as hedges are recorded in foreign exchange (gain) loss, net in the Consolidated Statements of Operations.

Systems, Equipment and Other Assets Related to Contracts, Net and Property, Plant and Equipment, Net
Systems, Equipment and Other Assets Related to Contracts, Net and Property, Plant and Equipment, Net

We have two categories of fixed assets: systems, equipment and other assets related to contracts (“Systems & Equipment”) and property, plant and equipment (“PPE”).

Systems & Equipment are assets that primarily support our operating contracts and FMCs (collectively, the “Contracts”) and are principally composed of lottery assets, including those that are accounted for as operating leases with our customers. PPE are assets we use internally, not associated with Contracts, primarily related to production and assembly, selling, general and administration, and R&D.

Systems & Equipment and PPE are stated at cost, net of accumulated depreciation and accumulated impairment loss, if any. Costs incurred for Systems & Equipment and PPE not yet placed into service are classified as construction in progress and are not depreciated until placed in service. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Repair and maintenance costs are expensed as incurred, whereas major improvements that increase asset values and extend useful lives are capitalized.

Systems & Equipment and PPE are tested for impairment whenever events or changes in circumstances indicate the carrying amount of those assets may not be recoverable. An impairment loss is recognized only if the carrying amount is not recoverable and exceeds its fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted forecasted cash flows resulting from the use and eventual disposition of such asset. An impairment loss is measured as the amount by which the carrying amount exceeds its fair value.

Leases
Leases

We determine whether a contract is or contains a lease at inception. As a lessee, we recognize right-of-use (“ROU”) assets and lease liabilities on the lease commencement date based on the present value of lease payments over the lease term. ROU assets also include any upfront lease payments or initial direct costs and are adjusted for lease incentives received.

We consider renewal and termination options, including whether they are reasonably certain to be exercised, in determining the lease term and establishing the ROU assets and lease liabilities. ROU assets and lease liabilities are calculated using our incremental borrowing rate, which is based on the lease currency and length of the lease, unless the implicit rate is determinable.

Most of our lease contracts contain both lease and non-lease components. As a lessee, we combine lease and non-lease components into a single lease component for all classes of underlying assets except certain communication equipment. For certain communication equipment, we allocate the consideration between lease and non-lease components based on relative standalone price. Lease expense is recognized on a straight-line basis over the lease term.

Variable lease payments are generally expensed as incurred except for certain rent payments that depend on an index, which are included in lease payments using the index rate in effect as of the lease commencement date.

Short-term leases, which are leases with an initial term of 12 months or less with no purchase options that are reasonably certain of exercise, are not recognized on the balance sheet. The rental payments are recognized as lease expense on a straight-line basis over the lease term.

Certain of our long term lottery arrangements include leases for equipment installed at customer locations. As the lessor, we combine lease and non-lease components for all classes of underlying assets in arrangements that involve operating leases. The single combined component is accounted for under ASC 842, Leases, or ASC 606, Revenue from Contracts with Customers (“ASC 606”), depending on which component is the predominant component in the arrangement. If a component cannot be combined, the consideration is allocated between the lease component and the non-lease component based on relative standalone selling price.

Goodwill
Goodwill

The assets and liabilities of acquired businesses are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Goodwill represents costs in excess of fair values assigned to the underlying identifiable net assets of acquired businesses, and is stated at cost less accumulated impairment losses.

Goodwill is tested for impairment annually, in the fourth quarter, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount and an impairment loss is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value.

Goodwill is tested for impairment at the reporting unit level, which is the same level as our single operating segment.

Capitalized Software Development Costs
Capitalized Software Development Costs

Costs incurred during the application development phase of software for services provided to customers are capitalized as internal-use software within Systems, equipment and other assets related to contracts, net and Intangible assets, net - Computer software and amortized over the useful life to cost of services in the Consolidated Balance Sheets and Consolidated Statements of Operations, respectively.

Costs incurred during the application development of software for internal use, and not for use in services provided to customers, are capitalized within Property, plant and equipment, net and amortized over the useful life to selling, general and administrative expenses in the Consolidated Balance Sheets and Consolidated Statements of Operations, respectively.

Intangible Assets
Intangible Assets

Intangible assets, which include indefinite-lived and definite-lived intangible assets, are stated at cost, less accumulated amortization and accumulated impairment losses.

Indefinite-lived intangible assets are composed of trademarks for which there is no foreseeable limit of the period over which they are expected to generate net cash inflows. Definite-lived intangible assets, which are primarily composed of customer relationships, computer software, developed technologies, and licenses, are capitalized and amortized on a straight-line basis over their estimated useful lives. Estimated useful lives are determined considering the period the assets are expected to contribute to future cash flows. Amortization of intangibles is included in cost of services, cost of product sales, or selling, general and administrative expenses in the Consolidated Statements of Operations depending on the use and nature of the asset.

Income Taxes
Income Taxes

Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their reported amounts using the enacted tax rates in effect for the year in which the differences are expected to reverse. Tax credits are generally recognized as reductions of income tax provisions in the year in which the credits arise. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enacted or substantively enacted date.

Accounting for uncertainty in income taxes recognized in the Consolidated Financial Statements is in accordance with accounting authoritative guidance, which prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more likely than not” to be sustained, the tax position is then assessed to determine the amount of the benefit to recognize in the Consolidated Financial Statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

We recognize interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statement of operations. Accrued interest and penalties are included within other non-current liabilities in the Consolidated Balance Sheets.

We use the period cost method for global intangible low-taxed income (“GILTI”) provisions and therefore have not recorded deferred taxes for basis differences expected to reverse in future periods.
A provision for foreign withholding taxes has not been recorded on undistributed profits of the company’s subsidiaries that are determined to be indefinitely reinvested. If management intentions change in the future, there may be a significant impact on the provision for income taxes in the period the change occurs.

Process for Disclosure and Recording of Liabilities Related to Legal Proceedings
Process for Disclosure and Recording of Liabilities Related to Legal Proceedings

Many lawsuits and claims involve highly complex legal and related issues, including issues relating to causation, evidence, and alleged actual damages, all of which are otherwise subject to substantial uncertainties. Assessments of lawsuits and claims can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. When making determinations about recording liabilities related to legal proceedings, the Company complies with the requirements of ASC 450, Contingencies, and related guidance, and records liabilities in those instances where it can reasonably estimate the amount of the loss and when the loss is probable. Where the reasonable estimate of the probable loss is a range, the Company records as an accrual in its financial statements the most likely estimate of the loss, or the low end of the range if there is no one best estimate. The Company either discloses the amount of a possible loss or range of loss in excess of established accruals if estimable, or states that such an estimate cannot be made. The Company discloses significant legal proceedings even where liability is not probable or the amount of the liability is not estimable, or both, if the Company believes there is at least a reasonable possibility that a loss may be incurred. All legal costs are expensed as incurred.

Because legal proceedings are subject to inherent uncertainties, and unfavorable rulings or developments could occur, there can be no certainty that the Company may not ultimately incur charges in excess of presently recorded liabilities. Many of the matters described are at preliminary stages or seek an indeterminate amount of damages. It is not uncommon for claims to be resolved over many years. A future adverse ruling, settlement, unfavorable development, or increase in accruals for one or more of these matters could result in future charges that could have a material adverse effect on the Company’s results of operations or cash flows in the period in which they are recorded. Based on experience and developments, the Company reexamines its estimates of probable liabilities and associated expenses and receivables each quarterly period, and whether it is able to estimate a liability previously determined to be not estimable and/or not probable. Where appropriate, the Company makes additions to or adjustments of its estimated liabilities. As a result, the current estimates of the potential impact on the Company’s consolidated financial position, results of operations, and cash flows for the legal proceedings and claims pending against the Company could change in the future.

Treasury Stock
Treasury Stock

We account for treasury stock acquisitions using the cost method. We account for the retirement of treasury stock by deducting its par value from common stock and reflecting any excess of cost over par value as a deduction from additional paid-in capital in the Consolidated Balance Sheets.

Foreign Currency Translation and Foreign Currency Transactions
Foreign Currency Translation and Foreign Currency Transactions

The financial statements of subsidiaries with functional currencies other than the U.S. dollar are translated into U.S. dollars, with the resulting translation adjustments recorded as a component of accumulated other comprehensive income (“AOCI”) within shareholders’ equity. Assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the balance sheet date, while income and expense items are translated using the average exchange rates during the period.

Subsidiaries with monetary assets and liabilities denominated in a currency other than the functional currency of the subsidiary are subject to remeasurement, the impact of which is recorded in foreign exchange (gain) loss, net in the Consolidated Statements of Operations.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense represents the cost related to stock-based awards granted to directors and employees. Stock-based compensation cost is measured at the grant date or modification date, based on the estimated fair value of the award and recognized as expense, net of estimated forfeitures, over the vesting periods. For awards subject to cliff vesting, compensation cost is recognized by way of a straight-line method over the award’s expected vesting period. For awards subject to graded vesting, compensation cost is recognized by way of an accelerated attribution method over the entire awards’ expected vesting periods.